Fair Value Measurements	12 Months Ended
Apr. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The Company measures financial assets and liabilities that are measured at fair value on a recurring basis at each reporting period using a fair value hierarchy that prioritizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table summarizes assets that are measured at fair value on a recurring basis as of April 30, 2019 (in thousands):

	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and cash equivalents:
Money market funds	$261,864	$-	$-	$261,864

Money market funds consist of cash equivalents with remaining maturities of three months or less at the date of purchase.  The Company uses quoted prices in active markets for identical assets to determine the fair value of its Level 1 investments in money market funds.  There were no financial instruments measured at fair value on a recurring basis as of April 30, 2018.